Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Short-Term Borrowings and Current Portion of Long-Term Debt

	December 31, 2013		December 31, 2012
Short-term borrowings and current portion of long-term debt:	Amount	Rate p.a., %	Amount	Rate p.a., %
Russian ruble-denominated:
Banks and financial institutions	201,836	9.0-15.3	40,629	15.3
Corporate lenders	2,397	8.3-10.0	2,126	0.0

Total	204,233		42,755

U.S. dollar-denominated:
Banks and financial institutions	128,771	2.3-8.0	15,698	1.8

Total	128,771		15,698

Euro-denominated:
Banks and financial institutions	—	—	49,809	1.1-4.5
Corporate lenders	4,833	2.8	3,831	2.9

Total	4,833		53,640

Romanian lei-denominated:
Banks and financial institutions	—	—	46,055	9.9

Total	—		46,055

Kazakh tenge-denominated:
Banks and financial institutions	10,416	9.5	16,585	9.5

Total	10,416		16,585

Turkish lira-denominated:
Banks and financial institutions	2,126	9.0	6,222	11.0-14.0

Total	2,126		6,222

Total short-term borrowings	350,379		180,955
Current portion of long-term debt	1,134,533		1,255,277

Total short-term borrowings and current portion of long-term debt	1,484,912		1,436,232

Schedule of Long-Term Debt, Net of Current Portion

	December 31, 2013		December 31, 2012
Long-term debt, net of current portion:	Amount	Rate p.a., %	Amount	Rate p.a., %
Russian ruble-denominated:
Banks and financial institutions	3,845,766	7.5-14.6	2,938,742	7.5-14.0
Bonds issue	1,306,303	8.3-13.0	2,401,563	8.3-11.3
Corporate lenders	189	0.0	236	0.0

Total	5,152,258		5,340,541

U.S. dollar-denominated:
Syndicated loan	1,003,964	5.7	1,003,964	5.3
Banks and financial institutions	1,877,063	1.7-10.9	2,224,030	1.9-7.9
Corporate lenders	13,698	5.1-9.0	20,325	0.0-8.4

Total	2,894,725		3,248,319

Euro-denominated:
Banks and financial institutions	607,300	1.1-6.8	585,274	1.0-7.3

Total	607,300		585,274

Turkish lira-denominated:
Banks and financial institutions	467	8.5	2,798	11.9

Total	467		2,798

Total long-term obligations	8,654,750		9,176,932
Less: current portion	(1,134,533)		(1,255,277)

Total long-term debt, net of current portion	7,520,217		7,921,655

Schedule of Debt Outstanding, Aggregated by Scheduled Maturities

Aggregate scheduled maturities of the debt outstanding as of December 31, 2013, are as follows:

Payable by:
2014 (current portion)	1,484,912
2015	2,918,184
2016	2,530,701
2017	1,287,740
2018	650,074
Thereafter	133,518

Total	9,005,129

Schedule of Outstanding Balances of Short-Term and Long-Term Debt by Denominated Currencies and Major Banks

The outstanding balances of short-term and long-term debt by denominated currencies and major banks as of December 31, 2013 and 2012 were as follows:

	December 31, 2013	December 31, 2012
Short-term and long-term debt:	Amount	Amount
Russian ruble-denominated:
VTB	1,742,026	962,128
Bonds	1,306,303	2,401,563
Sberbank	1,220,212	1,057,451
Gazprombank	992,550	817,520
Eurasian Development Bank	71,322	92,227
UniCredit Bank (former Bayerische Hypo-und-Vereinsbank)	—	31,606
Other	24,078	20,801

Total	5,356,491	5,383,296

U.S. dollar-denominated:
Gazprombank	1,313,153	1,500,000
Syndicated credit facility	1,003,964	1,003,964
Fortis Bank	168,948	148,712
Alfa-bank	150,000	150,000
MCB	105,000	—
Sberbank	100,000	100,000
UniCredit Bank (former Bayerische Hypo-und-Vereinsbank)	51,429	196,313
Raiffeisen Bank	43,250	43,250
VEB	33,348	—
ING Bank	19,260	—
Uralsib	10,000	50,000
Other	25,144	71,778

Total	3,023,496	3,264,017

Euro-denominated:
Fortis Bank	294,028	205,905
UniCredit Bank (former Bayerische Hypo-und-Vereinsbank)	67,305	78,289
Uralsib	48,090	46,357
ING Bank	47,844	85,025
VTB	44,929	66,924
Gazprombank	37,098	35,762
Raiffeisen Bank	10,260	25,726
Sberbank	—	7,174
Other	62,579	87,752

Total	612,133	638,914

Kazakh tenge-denominated:
Sberbank	10,416	16,585

Total	10,416	16,585

Turkish lira-denominated:
Other	2,593	9,020

Total	2,593	9,020

Romanian lei-denominated:
Raiffeisen Bank	—	46,055

Total	—	46,055

Total short-term and long-term debt	9,005,129	9,357,887

Schedule of Ratios under Most Significant Loan Agreements

Prior to receiving the waivers described below, the Group was required to comply with the following ratios under the most significant loan agreements as of December 31, 2013:

Restrictive covenant	Requirement	Actual as of 31 December, 2013
Mechel’s Adjusted Shareholders Equity, as defined in respective loan agreements	Greater than or equal to $4,000,000	$4,531,868
Mechel’s EBITDA to Net Interest Expense	Shall not be less than 1.0:1.0	0.9:1.0
Mechel’s Net Borrowings	Not exceed $11,000,000	$9,162,143

Mechel Mining’s Adjusted Shareholders Equity, as defined in respective loan agreements	Greater than or equal to $3,700,000	$3,968,083
Mechel Mining’s EBITDA to Net Interest Expense	Shall not be less than 1.0:1.0	1.8:1.0
Mechel Mining’s Net Borrowings	Not exceed $4,300,000	$3,989,996